Revenues (Tables)	12 Months Ended
Aug. 31, 2021
Revenues
Schedule of revenue
	August 31 2021 $	August 31 2020 $
B2B sales	383,179	151,634
Licensing revenue	334,974	232,909
Other revenue	4,585	-
	722,738	384,543